Financial Instruments - Fair Value of Company's Publicly Traded Debt (Detail) - Level 1 [member] - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 123,260	$ 128,664
Fair value	$ 128,757	$ 128,741